3. SIGNIFICANT ACCOUNTING POLICIES: Comparative figures (Policies)	12 Months Ended
Sep. 30, 2019
Policies
Comparative figures	Comparative figures Certain comparative figures have been reclassified to conform to the current year's presentation.